Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 11,000	$ 48,000	$ 47,000	$ 122,000	$ 158,000	$ 53,000
Accrued settlement amount	$ 174,000		$ 174,000		232,000	73,000	$ 160,000
Settled upon payment amount					70,000	137,000
Accrued settlement disputes					232,000	$ 96,000
Accrued amount					$ 200,000